Net (Loss) Income Per Share (“EPS”) (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Aug. 28, 2025	Dec. 31, 2024
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares outstanding	1
Share price		$ 20.97
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares outstanding	769,721	47,312,582
Common Class A [Member] | Boost Run Holdings LLC [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares outstanding	8,500			8,500
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares outstanding	29,533,018	29,533,018
Common Class B [Member] | Boost Run Holdings LLC [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Restricted shares granted	506
Common Class B [Member] | Boost Run Holdings LLC [Member] | Minimum [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share price	$ 1,000
Common Class B [Member] | Boost Run Holdings LLC [Member] | Maximum [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share price	$ 4,418
Common Class C [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares outstanding			128
Common Class C [Member] | Boost Run Holdings LLC [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares outstanding	128		128
Restricted shares granted	128
Share price	$ 6,394